Commitment and Contingencies (Future Commitments) (Details)	Dec. 31, 2019 berth
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	55,300
Royal Caribbean International | Wonder of the Seas
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	5,700
Royal Caribbean International | Oasis-class ship
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	5,700
Royal Caribbean International | Odyssey of the Seas
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	4,200
Royal Caribbean International | Icon Class, Unnamed Ship One
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	5,600
Royal Caribbean International | Icon Class, Unnamed Ship Two
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	5,600
Royal Caribbean International | Third Icon Class Ship
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	5,600
Celebrity Cruises | Celebrity Apex
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	2,900
Celebrity Cruises | Edge Class, Unnamed
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	3,250
Silversea Cruises | Silver Origin
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	100
Silversea Cruises | Silver Moon
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	550
Silversea Cruises | Silver Dawn
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	550
Silversea Cruises | Evolution Class, Unnamed Ship One
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	600
Silversea Cruises | Evolution Class, Unnamed Ship Two
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	600
TUI Cruises | Mein Schiff 7
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	2,900
TUI Cruises | TUI Cruises, Unnamed Ship One
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	4,100
TUI Cruises | TUI Cruises, Unnamed Ship Two
Long-term Purchase Commitment [Line Items]
Ship passenger capacity berths	4,100